Related party transactions and balances (Details Narrative) - CAD ($)			12 Months Ended
	Aug. 30, 2020	Aug. 27, 2019	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Other receivables			$ 3,734,410	$ 4,651,059
Recognized cost of sales			129,589,540	54,294,967
Loand receviable			176,931	194,389
A I G E Sports L P [Member]
IfrsStatementLineItems [Line Items]
Recognized cost of sales				30,136
Accounts payable and accrued liabilities.			29,952	30,079
Surge E Sports L L C [Member]
IfrsStatementLineItems [Line Items]
Other receivables			3,225,177	3,238,915
Recognized cost of sales				25,792
Accounts payable and accrued liabilities.			24,427	24,531
Omnia S P A [Member] | Business combinations [member]
IfrsStatementLineItems [Line Items]
Description of acquuisition	Ant holds less than 10% of the issued outstanding common shares of the Company and is no longer a related party of the Company. On July 19, 2021, Robb Chase, chief financial officer of Blue Ant, resigned from the Board of Directors of the Company. During the period from January 1, 2021 to July 19, 2021, the Company earned media revenue of $394,373 (August 31, 2020 to December 31, 2020 - $644,658) from Blue Ant and its affiliated companies and incurred cost of sales of $41,109 (August 31, 2020 to December 31, 2020 - $Nil). As at December 31, 2020, the Company had trade and other receivables of $741,403 due from Blue Ant and its affiliated companies. As at December 31, 2020, the Company had accounts payable and accrued liabilities of $380,152 due to Blue Ant and its affiliated companies.
Rivonia Capital Inc [Member]
IfrsStatementLineItems [Line Items]
Recognized consulting expenses			75,012	73,916
Accounts payable and accrued liabilities.			7,063	14,012
Franchise Agency L L C [Member]
IfrsStatementLineItems [Line Items]
Recognized consulting expenses			74,253
Accounts payable and accrued liabilities.			55,654
Board [Member]
IfrsStatementLineItems [Line Items]
Accounts payable and accrued liabilities.			265,698	237,706
Fee and commissionExpense			410,550	272,858
A F K Media [Member]
IfrsStatementLineItems [Line Items]
Other receivables			56,503
Advertising revenue			49,857
M K T G [Member]
IfrsStatementLineItems [Line Items]
Promotional expense				61,500
Chief Corporate Officer [Member]
IfrsStatementLineItems [Line Items]
Fee and commissionExpense				248,099
Loand receviable			45,698	52,656
President One [Member]
IfrsStatementLineItems [Line Items]
Loand receviable			80,297	96,004
Management Services Agreement [Member] | A I G E Sports L P [Member]
IfrsStatementLineItems [Line Items]
Description of management		the Company is to provide a series of esports management services for a base compensation of $100,000 per month, plus an annual amount of USD $250,000, as well as other additional amounts receivable upon certain milestones relating to the performance of the esports teams under management. Pursuant to the Master SA, the Company receives a range of marketing and consulting services at a cost of $100,000 per month,
Recognized management revenue			379,125	1,535,331
Recognized consulting expenses			379,125	2,080,216
Other receivables			452,730	422,642
Exchange Of Marketing Rights And Benefits Agreement [Member] | A I G E Sports L P [Member]
IfrsStatementLineItems [Line Items]
Advertising revenue			16,578	206,940
Promotional expense				277,338
Contract liabilities for media advertising services			$ 55,434	$ 72,343